Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,137,546.9
Previously Paid Amount	0
Total Fee Amount	69,069
Total Offset Amount	0
Net Fee	$ 69,069